Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Pension obligation - non-current	$ 6,252	$ 23,316
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	10,472	13,552
Pension obligation - non-current	6,252	23,316
Net liability	$ 16,724	$ 36,868